UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Bond Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^		Value

Corporate Bonds 48.9%					$903,988,444

(Cost $867,213,091)

Consumer Discretionary 5.0%					93,025,135

Auto Components 0.7%
Allison Transmission, Inc. (S)	7.125	05/15/19	1,920,000		2,073,600
Dana Holding Corp.	6.000	09/15/23	2,630,000		2,722,050
Delphi Corp.	5.000	02/15/23	6,805,000		7,255,804
Stackpole International Intermediate Company SA (S)	7.750	10/15/21	1,695,000		1,805,175

Automobiles 1.3%
Chrysler Group LLC (S)	8.000	06/15/19	1,040,000		1,144,000
Ford Motor Credit Company LLC	5.875	08/02/21	13,600,000		15,705,987
Ford Motor Credit Company LLC	8.000	12/15/16	2,885,000		3,392,255
General Motors Company (S)	4.875	10/02/23	3,025,000		3,168,688

Hotels, Restaurants & Leisure 0.7%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	3,275,000	1,298,966
CCM Merger, Inc. (S)	9.125	05/01/19	2,495,000		2,650,938
Landry's, Inc. (S)	9.375	05/01/20	2,610,000		2,871,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,195,000		1,197,120
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20	1,590,000		1,713,225
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	2,594,000		2,853,400
Waterford Gaming LLC (S)	8.625	09/15/14	556,852		156,317

Internet & Catalog Retail 0.2%
QVC, Inc.	4.375	03/15/23	2,170,000		2,113,166
QVC, Inc.	5.125	07/02/22	1,420,000		1,443,984

Media 0.9%
21st Century Fox America, Inc.	6.150	03/01/37	975,000		1,125,017
21st Century Fox America, Inc.	6.400	12/15/35	705,000		838,686
AMC Entertainment, Inc. (S)	5.875	02/15/22	2,605,000		2,637,563
CBS Corp.	7.875	07/30/30	3,230,000		4,207,291
Cinemark USA, Inc.	4.875	06/01/23	1,780,000		1,726,600
Cinemark USA, Inc.	7.375	06/15/21	925,000		1,031,375
Myriad International Holdings BV (S)	6.000	07/18/20	1,770,000		1,907,175
Radio One, Inc. (S)	9.250	02/15/20	865,000		908,250
Time Warner Cable, Inc.	8.250	04/01/19	2,360,000		2,971,811

Multiline Retail 0.3%
Macy's Retail Holdings, Inc.	7.875	08/15/36	2,885,000		3,226,353
Tops Holding II Corp.	8.750	06/15/18	1,580,000		1,639,250

Specialty Retail 0.8%
AutoNation, Inc.	5.500	02/01/20	4,385,000		4,724,838
Hillman Group, Inc.	10.875	06/01/18	1,675,000		1,800,625
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	2,915,000		3,053,463
L Brands, Inc.	6.625	04/01/21	3,585,000		4,019,681
New Look Bondco I PLC (S)	8.375	05/14/18	855,000		912,713
Toys R Us Property Company II LLC	8.500	12/01/17	655,000		673,831

Textiles, Apparel & Luxury Goods 0.1%
Hot Topic, Inc. (S)	9.250	06/15/21	1,925,000		2,054,938

Consumer Staples 2.0%					35,887,998

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22	2,145,000		2,102,100
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	2,175,000		2,403,375

1

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Food & Staples Retailing 0.5%
Safeway, Inc.	4.750	12/01/21	925,000	$923,471
Safeway, Inc.	5.000	08/15/19	5,820,000	6,027,175
Smithfield Foods, Inc. (S)	5.875	08/01/21	600,000	618,000
Tops Holding Corp.	8.875	12/15/17	960,000	1,051,200

Food Products 0.5%
B&G Foods, Inc.	4.625	06/01/21	1,390,000	1,384,788
Bunge, Ltd. Finance Corp.	8.500	06/15/19	2,236,000	2,782,519
KazAgro National Management Holding JSC (S)	4.625	05/24/23	1,385,000	1,256,888
Simmons Foods, Inc. (S)	10.500	11/01/17	3,495,000	3,778,969

Household Products 0.2%
Harbinger Group, Inc.	7.875	07/15/19	2,555,000	2,772,175

Personal Products 0.2%
Prestige Brands, Inc. (S)	5.375	12/15/21	1,770,000	1,796,550
Revlon Consumer Products Corp.	5.750	02/15/21	2,000,000	2,000,000

Tobacco 0.4%
Alliance One International, Inc.	9.875	07/15/21	5,500,000	5,555,000
Vector Group, Ltd.	7.750	02/15/21	1,345,000	1,435,788

Energy 5.7%				105,901,963

Energy Equipment & Services 0.9%
Astoria Depositor Corp. (S)	8.144	05/01/21	3,565,000	3,743,250
Exterran Partners LP	6.000	04/01/21	670,000	663,300
Key Energy Services, Inc.	6.750	03/01/21	1,890,000	1,979,775
Nostrum Oil & Gas Finance BV (S)	6.375	02/14/19	2,300,000	2,320,125
Offshore Group Investment, Ltd.	7.125	04/01/23	1,530,000	1,564,425
Precision Drilling Corp.	6.625	11/15/20	1,405,000	1,510,375
RKI Exploration & Production LLC (S)	8.500	08/01/21	1,775,000	1,908,125
Rowan Companies, Inc.	4.875	06/01/22	1,990,000	2,065,998
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,180,000	1,262,600
Gas Utilities 0.1%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	2,710,000	2,540,625

Oil, Gas & Consumable Fuels 4.7%
Afren PLC (S)	6.625	12/09/20	2,600,000	2,606,500
Afren PLC (S)	10.250	04/08/19	1,260,000	1,441,125
BreitBurn Energy Partners LP	7.875	04/15/22	2,180,000	2,376,200
CNOOC Finance 2013, Ltd.	3.000	05/09/23	1,625,000	1,472,512
Continental Resources, Inc.	5.000	09/15/22	3,505,000	3,671,488
DCP Midstream LLC (S)	9.750	03/15/19	2,675,000	3,441,042
DCP Midstream Operating LP	3.875	03/15/23	1,500,000	1,454,372
Ecopetrol SA	5.875	09/18/23	1,300,000	1,410,500
Energy Transfer Partners LP	5.200	02/01/22	915,000	983,387
Energy Transfer Partners LP	9.700	03/15/19	2,140,000	2,788,197
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%)	7.000	06/01/67	4,085,000	4,238,188
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	1,520,000	1,698,600
EP Energy LLC	7.750	09/01/22	1,145,000	1,290,988
EV Energy Partners LP	8.000	04/15/19	2,370,000	2,441,100
Halcon Resources Corp.	8.875	05/15/21	1,385,000	1,409,238

2

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Kerr-McGee Corp.	6.950	07/01/24		3,665,000	$4,465,843
Kinder Morgan Energy Partners LP	7.750	03/15/32		1,090,000	1,370,416
Lukoil International Finance BV (S)	3.416	04/24/18		4,655,000	4,684,094
MarkWest Energy Partners LP	6.500	08/15/21		1,414,000	1,534,190
Midstates Petroleum Company, Inc.	9.250	06/01/21		3,010,000	3,183,075
Newfield Exploration Company	5.750	01/30/22		1,890,000	2,036,475
NuStar Logistics LP	8.150	04/15/18		1,446,000	1,648,440
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		1,920,000	1,843,200
Pacific Rubiales Energy Corp. (S)	5.375	01/26/19		2,275,000	2,343,250
Petrobras Global Finance BV	4.375	05/20/23		2,590,000	2,349,215
Petroleos de Venezuela SA	5.375	04/12/27		3,755,000	2,046,475
Petroleos Mexicanos	4.875	01/24/22		1,475,000	1,541,375
Plains Exploration & Production Company	6.750	02/01/22		4,780,000	5,281,900
Plains Exploration & Production Company	6.875	02/15/23		745,000	830,675
Regency Energy Partners LP	5.500	04/15/23		3,300,000	3,333,000
Regency Energy Partners LP	5.875	03/01/22		615,000	639,600
Rex Energy Corp.	8.875	12/01/20		1,190,000	1,314,950
Summit Midstream Holdings LLC (S)	7.500	07/01/21		1,115,000	1,181,900
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67		3,910,000	4,048,023
Tullow Oil PLC (S)	6.000	11/01/20		1,550,000	1,584,875
Williams Partners LP	5.250	03/15/20		4,060,000	4,522,369
WPX Energy, Inc.	6.000	01/15/22		1,805,000	1,836,588

Financials 18.3%					337,459,279

Banks 5.4%
Alfa Bank OJSC (S)	7.750	04/28/21		695,000	743,650
Banco do Brasil SA/Cayman Island (6.250% to 4-15-24, then
10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24		3,300,000	2,644,125
Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	6,000,000	2,354,196
Bank of America Corp.	3.300	01/11/23		1,645,000	1,601,166
Bank of America Corp.	5.000	05/13/21		4,705,000	5,230,544
Bank of America Corp.	5.700	01/24/22		2,765,000	3,196,451
Bank of America Corp.	6.875	04/25/18		4,365,000	5,198,427
Bank of America NA	5.300	03/15/17		895,000	991,767
Bank of Ceylon (S)	6.875	05/03/17		1,425,000	1,489,125
Barclays Bank PLC (S)	10.179	06/12/21		3,950,000	5,323,771
Barclays Bank PLC (5.926% to 12-15-16, then 3 month
LIBOR + 1.750%) (Q)(S)	5.926	12/15/16		2,065,000	2,191,481
BPCE SA (S)	5.700	10/22/23		4,240,000	4,466,840
Citigroup, Inc.	3.875	10/25/23		1,235,000	1,235,968
Citigroup, Inc.	5.500	09/13/25		2,760,000	2,976,439
Citigroup, Inc.	6.125	08/25/36		2,120,000	2,337,781
Commerzbank AG (S)	8.125	09/19/23		4,050,000	4,576,500
Credit Agricole SA (7.875% to 1-23-2024, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24		2,755,000	2,958,181
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/30/23		2,940,000	2,690,100
HBOS PLC (S)	6.000	11/01/33		3,110,000	3,152,016
HBOS PLC (S)	6.750	05/21/18		5,490,000	6,254,115
ICICI Bank, Ltd. (S)	4.700	02/21/18		2,325,000	2,403,838
ICICI Bank, Ltd. (S)	5.750	11/16/20		2,410,000	2,548,095
JPMorgan Chase & Company	4.625	05/10/21		5,965,000	6,548,466

3

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	2,590,000	$2,447,550
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,840,000	3,187,048
Manufacturers & Traders Trust Company (5.629% to 12-1-
16, then 3 month LIBOR + 6.400%)	5.629	12/01/21	1,065,000	1,112,443
Nordea Bank AB (S)	3.125	03/20/17	2,945,000	3,096,235
PNC Financial Services Group, Inc. (Q)	4.454	04/25/14	1,695,000	1,696,695
PNC Financial Services Group, Inc. (4.850% to 6-1-23, then
3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	2,150,000	1,956,500
Sberbank of Russia (S)	6.125	02/07/22	1,700,000	1,797,750
Synovus Financial Corp.	7.875	02/15/19	1,075,000	1,220,125
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	2,065,000	2,237,944
Wachovia Bank NA	5.850	02/01/37	1,915,000	2,296,043
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	5,182,000	5,907,480

Capital Markets 2.8%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23	1,975,000	2,170,130
Fifth Street Finance Corp.	4.875	03/01/19	2,875,000	2,910,938
Jefferies Group LLC	6.875	04/15/21	3,720,000	4,305,900
Jefferies Group LLC	8.500	07/15/19	1,965,000	2,426,775
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,255,000	1,426,297
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,495,000	1,670,365
Morgan Stanley	4.100	05/22/23	4,005,000	3,988,159
Morgan Stanley	5.500	01/26/20	3,210,000	3,657,057
Morgan Stanley	5.550	04/27/17	1,620,000	1,817,783
Morgan Stanley	5.750	01/25/21	3,130,000	3,597,901
Morgan Stanley	7.300	05/13/19	6,640,000	8,141,762
The Goldman Sachs Group, Inc.	5.250	07/27/21	7,400,000	8,244,814
The Goldman Sachs Group, Inc.	5.750	01/24/22	680,000	776,827
UBS AG	7.625	08/17/22	2,555,000	3,032,954
Walter Investment Management Corp. (S)	7.875	12/15/21	2,995,000	3,009,975

Consumer Finance 0.9%
Capital One Financial Corp.	4.750	07/15/21	3,995,000	4,377,601
Credit Acceptance Corp. (S)	6.125	02/15/21	2,975,000	3,086,563
Discover Bank	7.000	04/15/20	1,340,000	1,592,715
Discover Financial Services	5.200	04/27/22	2,795,000	3,010,989
DTEK Finance PLC (S)	7.875	04/04/18	2,860,000	2,259,400
Springleaf Finance Corp.	6.000	06/01/20	2,285,000	2,336,413

Diversified Financial Services 2.9%
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	1,700,000	1,768,000
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19	1,935,000	2,026,913
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	1,548,685	1,606,760
General Electric Capital Corp. (P)	0.716	08/15/36	2,745,000	2,276,341
General Electric Capital Corp.	4.375	09/16/20	1,610,000	1,768,435
General Electric Capital Corp.	5.300	02/11/21	880,000	993,801
General Electric Capital Corp.	5.550	05/04/20	4,270,000	4,977,693
General Electric Capital Corp.	5.875	01/14/38	665,000	787,556
General Electric Capital Corp. (6.375% to 11-15-17, then 3
month LIBOR + 2.289%)	6.375	11/15/67	1,170,000	1,294,313

4

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	3,750,000	$4,256,250
ING Bank NV (S)	5.800	09/25/23	1,560,000	1,669,167
ING US, Inc.	5.500	07/15/22	1,475,000	1,650,333
ING US, Inc. (5.650% to 5-15-23, then 3 month LIBOR +
3.580%)	5.650	05/15/53	1,760,000	1,724,800
Intercorp Retail Trust (S)	8.875	11/14/18	750,000	791,250
Leucadia National Corp.	5.500	10/18/23	4,420,000	4,650,768
Nationstar Mortgage LLC	7.875	10/01/20	2,050,000	2,075,625
Nationstar Mortgage LLC	9.625	05/01/19	1,755,000	1,943,663
Rabobank Nederland NV	3.875	02/08/22	6,085,000	6,290,740
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,579,000	4,724,280
SPL Logistics Escrow LLC (S)	8.875	08/01/20	1,216,000	1,322,400
The Bear Stearns Companies LLC	7.250	02/01/18	2,100,000	2,515,666
USB Realty Corp. (P)(Q)(S)	1.386	01/15/17	2,900,000	2,581,000

Insurance 3.0%
Aflac, Inc.	8.500	05/15/19	2,105,000	2,724,878
American International Group, Inc.	4.125	02/15/24	1,985,000	2,038,851
American International Group, Inc.	8.250	08/15/18	1,365,000	1,712,813
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	1,720,000	2,215,016
AXA SA	8.600	12/15/30	1,695,000	2,186,550
CNA Financial Corp.	7.250	11/15/23	3,415,000	4,220,359
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR + 2.125%) (S)	6.505	02/12/67	4,320,000	4,201,200
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	4,480,000	4,786,562
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	3,235,000	3,509,975
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,275,000	2,257,938
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	915,000	933,300
MetLife, Inc.	6.400	12/15/36	1,940,000	2,023,420
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	1,795,000	1,891,776
Pacific LifeCorp. (S)	6.000	02/10/20	1,190,000	1,355,564
Prudential Financial, Inc. (P)	5.200	03/15/44	760,000	752,400
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	2,555,000	2,657,200
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	3,225,000	4,205,287
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	2,225,000	2,459,738
The Hanover Insurance Group, Inc.	6.375	06/15/21	735,000	823,790
Unum Group	7.125	09/30/16	1,785,000	2,039,987
USI, Inc. (S)	7.750	01/15/21	2,265,000	2,355,600
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	2,375,000	2,495,405
WR Berkley Corp.	5.375	09/15/20	1,705,000	1,900,630

Real Estate Investment Trusts 3.0%
ARC Properties Operating Partnership LP (S)	4.600	02/06/24	4,175,000	4,186,444
Corrections Corp. of America	4.625	05/01/23	2,140,000	2,065,100
DDR Corp.	7.500	04/01/17	5,155,000	6,003,059
DDR Corp.	7.875	09/01/20	715,000	898,011
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	3,120,000	3,546,679
Health Care REIT, Inc.	4.950	01/15/21	1,095,000	1,190,727

5

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Health Care REIT, Inc.	6.125	04/15/20	4,995,000	$5,749,095
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,120,000	2,389,132
Highwoods Realty LP	5.850	03/15/17	4,765,000	5,319,837
Host Hotels & Resorts LP	5.250	03/15/22	2,420,000	2,628,202
MPT Operating Partnership LP	6.375	02/15/22	1,685,000	1,769,250
MPT Operating Partnership LP	6.875	05/01/21	1,175,000	1,271,938
Prologis International Funding II (S)	4.875	02/15/20	1,055,000	1,110,402
ProLogis LP	3.350	02/01/21	2,100,000	2,084,567
Realty Income Corp.	4.650	08/01/23	1,165,000	1,224,891
Ventas Realty LP	4.000	04/30/19	1,985,000	2,123,486
Ventas Realty LP	4.750	06/01/21	4,815,000	5,183,786
WEA Finance LLC (S)	6.750	09/02/19	1,520,000	1,833,103
Weyerhaeuser Company	7.375	03/15/32	3,410,000	4,415,179

Real Estate Management & Development 0.2%
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	1,270,000	1,066,800
NANA Development Corp. (S)	9.500	03/15/19	1,685,000	1,743,975

Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage LLC	10.875	04/01/15	2,290,000	2,301,450

Health Care 1.4%				26,326,693

Health Care Equipment & Supplies 0.1%
Alere, Inc.	7.250	07/01/18	2,005,000	2,200,488

Health Care Providers & Services 0.6%
Community Health Systems, Inc. (S)	6.875	02/01/22	710,000	755,263
HCA, Inc.	7.500	02/15/22	1,855,000	2,151,800
LifePoint Hospitals, Inc. (S)	5.500	12/01/21	550,000	575,438
Medco Health Solutions, Inc.	7.125	03/15/18	1,820,000	2,172,206
National Mentor Holdings, Inc. (S)	12.500	02/15/18	2,871,000	3,057,615
Select Medical Corp.	6.375	06/01/21	1,910,000	1,948,200
WellCare Health Plans, Inc.	5.750	11/15/20	1,330,000	1,386,525

Pharmaceuticals 0.7%
Endo Health Solutions, Inc.	7.250	01/15/22	2,295,000	2,510,156
Forest Laboratories, Inc. (S)	5.000	12/15/21	1,825,000	1,952,750
Mylan, Inc. (S)	7.875	07/15/20	3,685,000	4,140,252
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	1,480,000	1,583,600
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	1,660,000	1,892,400

Industrials 6.3%				116,973,450

Aerospace & Defense 0.8%
Embraer Overseas, Ltd. (S)	5.696	09/16/23	1,548,000	1,599,858
Huntington Ingalls Industries, Inc.	7.125	03/15/21	2,090,000	2,325,125
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	2,800,000	2,989,000
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	4,770,000	4,257,225
Textron, Inc.	5.600	12/01/17	2,195,000	2,442,515
Textron, Inc.	7.250	10/01/19	1,440,000	1,736,258

Airlines 2.3%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	571,921	660,569
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	4,988,630	5,412,664
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	2,474,521	2,647,737
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	1,198,566	1,246,508

6

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials (continued)

British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24		4,245,000	$4,457,250
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20		1,135,000	1,214,450
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18		1,547,405	1,676,923
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17		509,738	539,048
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19		853,941	932,930
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18		303,256	327,516
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22		2,278,908	2,580,863
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21		701,310	757,415
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20		1,257,854	1,333,325
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		3,237,926	3,755,994
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		4,355,795	5,091,054
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18		735,692	820,297
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19		1,437,816	1,585,192
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19		1,684,941	1,901,961
UAL 2009-1 Pass Through Trust	10.400	11/01/16		420,915	475,002
UAL 2009-2A Pass Through Trust	9.750	01/15/17		1,289,091	1,482,455
US Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23		1,555,610	1,753,950
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24		946,058	1,050,124

Building Products 0.5%
Masco Corp.	7.125	03/15/20		1,680,000	1,944,600
Owens Corning	4.200	12/15/22		2,710,000	2,689,290
Voto-Votorantim Overseas Trading Operations V, Ltd. (S)	6.625	09/25/19		2,145,000	2,380,950
Voto-Votorantim, Ltd. (S)	6.750	04/05/21		2,590,000	2,855,475

Commercial Services & Supplies 0.6%
Ahern Rentals, Inc. (S)	9.500	06/15/18		1,380,000	1,518,000
Casella Waste Systems, Inc.	7.750	02/15/19		2,385,000	2,456,550
Iron Mountain, Inc.	5.750	08/15/24		2,845,000	2,773,875
Iron Mountain, Inc.	6.000	08/15/23		3,080,000	3,272,500
Safway Group Holding LLC (S)	7.000	05/15/18		1,225,000	1,301,563

Construction & Engineering 0.4%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19		3,025,000	2,465,375
Empresas ICA SAB de CV (S)	8.375	07/24/17		1,675,000	1,714,781
Tutor Perini Corp.	7.625	11/01/18		2,945,000	3,140,106

Industrial Conglomerates 0.5%
KOC Holding AS (S)	3.500	04/24/20		2,385,000	2,135,052
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		2,525,000	2,461,875
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15		970,000	970,000
Odebrecht Finance, Ltd. (S)	8.250	04/25/18	BRL	2,850,000	1,017,966
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10/01/22		900,000	922,500
Tenedora Nemak SA de CV (S)	5.500	02/28/23		1,980,000	1,970,100

Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21		1,835,000	1,917,575
Navios South American Logistics, Inc.	9.250	04/15/19		3,910,000	4,193,475

Road & Rail 0.2%
Penske Truck Leasing Company LP (S)	3.750	05/11/17		2,515,000	2,689,752

Trading Companies & Distributors 0.7%
Air Lease Corp.	3.375	01/15/19		2,965,000	3,002,063
Air Lease Corp.	4.500	01/15/16		535,000	564,425
Air Lease Corp.	4.750	03/01/20		1,480,000	1,557,700
Air Lease Corp.	5.625	04/01/17		1,200,000	1,326,000
Aircastle, Ltd.	6.250	12/01/19		1,360,000	1,482,400

7

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Aircastle, Ltd.	7.625	04/15/20	885,000	$1,006,688
Glencore Funding LLC (S)	4.125	05/30/23	2,625,000	2,521,418
International Lease Finance Corp. (S)	7.125	09/01/18	1,435,000	1,668,188

Information Technology 0.8%				14,416,650

Communications Equipment 0.1%
Altice Financing SA (S)	6.500	01/15/22	970,000	1,011,225

Internet Software & Services 0.2%
Ancestry.com, Inc. (S)	9.625	10/15/18	1,270,000	1,333,500
Ancestry.com, Inc.	11.000	12/15/20	1,980,000	2,326,500
Healthcare Technology Intermediate, Inc., PIK (S)	7.375	09/01/18	1,275,000	1,319,625

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	2,975,000	3,257,625

Semiconductors & Semiconductor Equipment 0.1%
Micron Technology, Inc. (S)	5.875	02/15/22	2,540,000	2,654,300

Software 0.1%
Blackboard, Inc. (S)	7.750	11/15/19	935,000	967,725

Technology Hardware, Storage & Peripherals 0.1%
NCR Escrow Corp. (S)	5.875	12/15/21	1,445,000	1,546,150

Materials 3.7%				68,598,262

Chemicals 0.8%
Braskem Finance, Ltd. (S)	7.000	05/07/20	3,250,000	3,518,125
CF Industries, Inc.	7.125	05/01/20	3,500,000	4,188,338
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,920,000	2,137,728
Methanex Corp.	5.250	03/01/22	2,290,000	2,491,483
Nufarm Australia, Ltd. (S)	6.375	10/15/19	1,005,000	1,042,688
Rain CII Carbon LLC (S)	8.250	01/15/21	1,225,000	1,261,750

Construction Materials 0.4%
American Gilsonite Company (S)	11.500	09/01/17	2,785,000	2,833,738
Cemex SAB de CV (S)	6.500	12/10/19	2,350,000	2,473,375
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	2,220,000	2,086,800
Severstal Columbus LLC	10.250	02/15/18	490,000	516,215

Containers & Packaging 0.7%
ARD Finance SA, PIK (S)	11.125	06/01/18	2,333,477	2,558,074
Consolidated Container Company LLC (S)	10.125	07/15/20	2,011,000	2,136,688
Pretium Packaging LLC	11.500	04/01/16	780,000	826,800
Rock-Tenn Company	4.000	03/01/23	3,130,000	3,175,178
Tekni-Plex, Inc. (S)	9.750	06/01/19	1,470,000	1,683,150
Wise Metals Group LLC (S)	8.750	12/15/18	2,215,000	2,392,200

Metals & Mining 1.5%
Allegheny Technologies, Inc.	5.950	01/15/21	965,000	1,023,100
Allegheny Technologies, Inc.	9.375	06/01/19	5,025,000	6,159,032
AngloGold Ashanti Holdings PLC	8.500	07/30/20	2,780,000	3,058,000
ArcelorMittal	10.350	06/01/19	1,695,000	2,154,769
Commercial Metals Company	7.350	08/15/18	1,570,000	1,795,688
Edgen Murray Corp. (S)	8.750	11/01/20	1,177,000	1,359,435
Gerdau Trade, Inc. (S)	4.750	04/15/23	1,550,000	1,464,750
JMC Steel Group (S)	8.250	03/15/18	920,000	956,800
MMC Norilsk Nickel OJSC (S)	5.550	10/28/20	1,515,000	1,519,742

8

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Rain CII Carbon LLC (S)	8.000	12/01/18		2,070,000	$2,163,150
SunCoke Energy, Inc.	7.625	08/01/19		1,606,000	1,726,450
Thompson Creek Metals Company, Inc.	7.375	06/01/18		2,005,000	1,874,675
Vedanta Resources PLC (S)	7.125	05/31/23		1,950,000	1,886,625
Xstrata Finance Canada, Ltd. (S)	4.250	10/25/22		1,475,000	1,453,045

Paper & Forest Products 0.3%
Georgia-Pacific LLC	7.250	06/01/28		900,000	1,135,692
International Paper Company	9.375	05/15/19		1,950,000	2,572,329
Neenah Paper, Inc. (S)	5.250	05/15/21		980,000	972,650

Telecommunication Services 3.6%					67,036,685

Diversified Telecommunication Services 2.6%
American Tower Corp.	3.400	02/15/19		1,580,000	1,641,257
American Tower Corp.	4.700	03/15/22		2,210,000	2,309,945
CenturyLink, Inc.	5.625	04/01/20		950,000	992,750
CenturyLink, Inc.	5.800	03/15/22		2,915,000	2,987,875
CenturyLink, Inc.	6.450	06/15/21		1,880,000	2,016,300
CenturyLink, Inc.	7.600	09/15/39		1,645,000	1,550,413
Crown Castle Towers LLC (S)	4.883	08/15/20		3,660,000	4,004,798
Crown Castle Towers LLC (S)	6.113	01/15/20		3,009,000	3,461,202
GTP Acquisition Partners I LLC (S)	4.704	05/15/18		3,440,000	3,447,159
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		3,625,000	3,883,415
Oi SA (S)	9.750	09/15/16	BRL	3,440,000	1,316,729
PAETEC Holding Corp.	9.875	12/01/18		2,119,000	2,346,793
T-Mobile USA, Inc.	6.125	01/15/22		970,000	1,024,563
T-Mobile USA, Inc.	6.250	04/01/21		1,200,000	1,279,500
Telecom Italia Capital SA	6.999	06/04/18		2,130,000	2,414,888
Telecom Italia Capital SA	7.200	07/18/36		1,940,000	1,998,200
Telefonica Emisiones SAU	6.421	06/20/16		4,270,000	4,751,626
Verizon Communications, Inc.	4.500	09/15/20		3,130,000	3,390,992
Verizon Communications, Inc.	6.550	09/15/43		3,220,000	3,942,832

Wireless Telecommunication Services 1.0%
Comcel Trust (S)	6.875	02/06/24		2,220,000	2,294,925
Digicel Group, Ltd. (S)	8.250	09/30/20		2,455,000	2,596,163
Millicom International Cellular SA (S)	4.750	05/22/20		1,485,000	1,425,600
Millicom International Cellular SA (S)	6.625	10/15/21		2,015,000	2,100,638
SBA Tower Trust (S)	2.933	12/15/17		2,220,000	2,270,938
SBA Tower Trust (S)	3.598	04/15/18		2,545,000	2,507,115
SBA Tower Trust (S)	5.101	04/17/17		2,090,000	2,262,569
SoftBank Corp. (S)	4.500	04/15/20		2,800,000	2,817,500

Utilities 2.1%					38,362,329

Electric Utilities 1.1%
Beaver Valley II Funding Corp.	9.000	06/01/17		566,000	602,915
BVPS II Funding Corp.	8.890	06/01/17		1,009,000	1,060,239
DPL, Inc.	7.250	10/15/21		2,975,000	2,971,281
Electricite de France SA (5.250% to 1-29-23, then 10 Year
Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23		1,330,000	1,339,310
Israel Electric Corp., Ltd. (S)	5.625	06/21/18		2,790,000	2,962,980
Israel Electric Corp., Ltd. (S)	6.875	06/21/23		1,415,000	1,533,874
Israel Electric Corp., Ltd. (S)	7.250	01/15/19		2,720,000	3,046,400
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67		1,355,000	1,365,163

9

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Utilities (continued)

PNPP II Funding Corp.	9.120	05/30/16	426,000	$444,178
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%)	6.700	03/30/67	2,860,000	2,867,150
Southern California Edison Company (6.250% to 2-1-22,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	1,710,000	1,812,600
W3A Funding Corp.	8.090	01/02/17	1,010,965	1,013,863

Gas Utilities 0.1%
LBC Tank Terminals Holding Netherlands BV (S)	6.875	05/15/23	755,000	798,413

Independent Power and Renewable Electricity Producers 0.3%
AES Corp.	4.875	05/15/23	555,000	538,350
Calpine Corp. (S)	6.000	01/15/22	745,000	789,700
NRG Energy, Inc.	7.625	01/15/18	2,460,000	2,779,800
NRG Energy, Inc.	8.250	09/01/20	1,910,000	2,120,100

Multi-Utilities 0.6%
CMS Energy Corp.	5.050	03/15/22	3,889,000	4,340,894
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	3,915,000	3,919,894
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%)	6.250	05/15/67	2,010,000	2,055,225

U.S. Government & Agency Obligations 23.3%				$431,071,985

(Cost $430,358,349)

U.S. Government 9.7%				180,273,646

U.S. Treasury
Bond	3.750	11/15/43	88,090,000	90,732,700
Note	1.000	06/30/19	22,125,000	21,385,184
Note	2.750	02/15/24	67,596,000	68,155,762

U.S. Government Agency 13.6%				250,798,339

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03/01/43	7,272,603	7,072,821
30 Yr Pass Thru	3.500	05/01/42	5,127,845	5,193,629
30 Yr Pass Thru	3.500	06/01/42	12,420,044	12,579,378
30 Yr Pass Thru	4.500	11/01/39	7,970,621	8,547,558
30 Yr Pass Thru	5.000	04/01/41	4,006,572	4,385,162
30 Yr Pass Thru	6.500	09/01/39	2,303,504	2,574,759
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09/01/27	8,518,926	8,831,064
15 Yr Pass Thru	3.500	02/01/26	1,327,677	1,408,012
15 Yr Pass Thru	3.500	03/01/26	10,645,429	11,289,562
15 Yr Pass Thru	4.000	12/01/24	6,788,712	7,263,120
30 Yr Pass Thru	3.000	10/01/42	7,985,003	7,767,523
30 Yr Pass Thru	3.000	12/01/42	4,142,896	4,031,354
30 Yr Pass Thru	3.000	01/01/43	2,962,562	2,880,948
30 Yr Pass Thru	3.000	03/01/43	2,084,415	2,031,551
30 Yr Pass Thru	3.000	05/01/43	2,750,830	2,681,066
30 Yr Pass Thru	3.500	06/01/42	6,423,663	6,523,133
30 Yr Pass Thru	3.500	08/01/42	11,528,680	11,707,202
30 Yr Pass Thru	4.000	11/01/40	2,604,031	2,732,300
30 Yr Pass Thru	4.000	09/01/41	8,640,902	9,085,436
30 Yr Pass Thru	4.000	09/01/41	5,501,031	5,778,877
30 Yr Pass Thru	4.000	10/01/41	3,960,915	4,160,973

10

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.500	02/01/41	15,327,456	$16,471,517
30 Yr Pass Thru	4.500	06/01/41	15,804,966	17,016,772
30 Yr Pass Thru	4.500	07/01/41	7,004,184	7,541,212
30 Yr Pass Thru	5.000	09/01/40	9,757,549	10,698,239
30 Yr Pass Thru	5.000	09/01/40	9,842,495	10,839,048
30 Yr Pass Thru	5.000	02/01/41	7,296,940	8,076,801
30 Yr Pass Thru	5.000	03/01/41	7,932,476	8,745,555
30 Yr Pass Thru	5.000	04/01/41	12,045,340	13,217,879
30 Yr Pass Thru	5.000	04/01/41	2,693,407	2,983,369
30 Yr Pass Thru	5.500	05/01/35	3,806,362	4,229,374
30 Yr Pass Thru	5.500	04/01/36	1,005,124	1,110,544
30 Yr Pass Thru	5.500	05/01/36	4,470,590	4,946,464
30 Yr Pass Thru	5.500	01/01/39	3,428,314	3,793,242
30 Yr Pass Thru	6.000	02/01/37	1,040,816	1,156,322
30 Yr Pass Thru	6.000	07/01/38	3,769,664	4,188,008
30 Yr Pass Thru	6.500	01/01/39	4,823,708	5,400,656
30 Yr Pass Thru	6.500	06/01/39	1,660,156	1,857,909

Foreign Government Obligations 0.1%				$2,486,300

(Cost $2,532,080)

Argentina 0.1%				2,486,300

City of Buenos Aires (S)	9.950	03/01/17	2,645,000	2,486,300

Convertible Bonds 0.1%				$1,171,634

(Cost $702,974)

Consumer Discretionary 0.1%				1,171,634

Media 0.1%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	586,000	1,171,634

Term Loans (M) 0.9%				$15,783,455

(Cost $15,646,339)

Consumer Discretionary 0.1%				1,841,644

Hotels, Restaurants & Leisure 0.1%
CCM Merger, Inc.	5.000	03/01/17	658,325	660,795
Marina District Finance Company, Inc.	6.750	08/15/18	650,000	655,416

Specialty Retail 0.0%
Toys R Us Property Company I LLC	6.000	08/21/19	558,600	525,433

Consumer Staples 0.2%				2,503,811

Household Products 0.2%
The Sun Products Corp.	5.500	03/23/20	2,621,792	2,503,811

Energy 0.1%				1,548,863

Oil, Gas & Consumable Fuels 0.1%
Templar Energy LLC	8.000	11/25/20	1,545,000	1,548,863

Financials 0.1%				2,177,794

Capital Markets 0.1%
Walter Investment Management Corp.	4.750	12/11/20	1,668,365	1,662,631

11

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Real Estate Investment Trusts 0.0%
iStar Financial, Inc.	4.500	10/16/17	514,198	$515,163

Industrials 0.2%				4,010,260

Aerospace & Defense 0.1%
WP CPP Holdings LLC	4.750	12/27/19	990,000	995,260

Air Freight & Logistics 0.1%
Syncreon Group BV	5.250	10/28/20	3,000,000	3,015,000

Information Technology 0.0%				451,125

Software 0.0%
BMC Software Finance, Inc.	5.000	09/10/20	450,000	451,125

Materials 0.1%				1,445,335

Metals & Mining 0.1%
FMG Resources August 2006 Pty, Ltd.	4.250	06/28/19	1,431,911	1,445,335

Telecommunication Services 0.0%				495,206

Wireless Telecommunication Services 0.0%
Cricket Communications, Inc.	4.750	10/10/19	495,000	495,206

Utilities 0.1%				1,309,417

Electric Utilities 0.1%
La Frontera Generation LLC	4.500	09/30/20	1,307,783	1,309,417

Capital Preferred Securities 1.4%				$26,576,994

(Cost $26,250,071)

Financials 1.4%				26,576,994

Banks 0.3%
Allfirst Preferred Capital Trust (P)	1.739	07/15/29	1,305,000	1,070,100
PNC Financial Services Group, Inc. (6.750% to 8-1-21, then
3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	3,260,000	3,492,275
Sovereign Capital Trust VI	7.908	06/13/36	2,115,000	2,117,644

Capital Markets 0.4%
Goldman Sachs Capital II (Q)	5.793	04/14/14	4,605,000	3,522,825
State Street Capital Trust IV (P)	1.243	06/15/37	4,580,000	3,549,500

Diversified Financial Services 0.1%
BAC Capital Trust XIV, Series G (Q)	4.000	04/10/14	1,416,000	1,097,400

Insurance 0.6%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	960,000	1,120,800
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	2,050,000	2,670,125
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	5,885,000	6,296,950
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month
LIBOR + 2.285%) (S)	6.500	05/09/37	1,525,000	1,639,375

12

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Collateralized Mortgage Obligations 15.9%				$293,621,304

(Cost $281,565,356)

Commercial & Residential 12.3%				227,630,796

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.041	12/25/46	20,658,965	1,347,692
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.376	06/25/45	4,087,772	3,702,643
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	4,285,000	4,839,363
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.755	09/15/26	2,300,000	2,306,491
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,350,000	5,831,751
Series 2006-3, Class A4 (P)	5.889	07/10/44	3,879,352	4,209,585
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.560	03/25/35	3,244,372	3,313,918
Series 2005-5, Class A2 (P)	2.250	08/25/35	3,524,774	3,581,252
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.856	01/25/35	5,745,056	5,523,291
Series 2005-5, Class 1A4 (P)	0.716	07/25/35	3,047,695	2,834,820
Series 2005-7, Class 11A1 (P)	0.696	08/25/35	4,879,298	4,386,265
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10/25/34	2,272,539	2,335,307
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.219	07/15/44	1,230,000	1,279,007
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	5.908	07/10/46	3,280,000	3,568,089
Series 2012-CR2, Class XA IO	1.937	08/15/45	19,717,948	2,160,653
Series 2012-LC4, Class B (P)	4.934	12/10/44	1,955,000	2,090,636
Series 2012-LC4, Class C (P)	5.648	12/10/44	4,110,000	4,458,684
Series 2013-300P, Class D (P) (S)	4.394	08/10/30	4,315,000	4,065,714
Series 2013-CR11, Class B (P)	5.165	10/10/46	3,835,000	4,113,229
Series 2013-CR13, Class C	4.746	10/10/46	2,855,000	2,871,028
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	3,565,000	3,765,988
Series 2014-CR15, Class XA IO	1.367	02/10/47	39,535,000	3,088,435
Series 2014-TWC, Class D	2.404	02/13/32	2,970,000	2,970,211
Commercial Mortgage Trust
Series 2006-GG7, Class AM (P)	5.820	07/10/38	3,325,000	3,642,950
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.696	06/25/34	3,788,714	3,533,825
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.295	12/05/31	3,615,000	3,573,681
Series 2013-ESHM, Class M (S)	7.625	12/05/19	980,093	1,008,493
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.129	08/19/34	2,521,049	2,450,477
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.757	11/08/29	3,685,000	3,685,125
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.620	09/25/35	3,973,933	3,963,628
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.184	08/19/45	9,205,582	489,300
Series 2005-9, Class 2A1C (P)	0.604	06/20/35	4,817,469	4,466,700
Series 2005-8, Class 1X IO	2.159	09/19/35	11,695,019	776,374
Series 2007-3, Class ES IO (S)	0.350	05/19/47	58,342,836	619,893
Series 2007-4, Class ES IO	0.350	07/19/47	61,971,599	619,716

13

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2007-6, Class ES IO (S)	0.342	08/19/37	48,378,960	$514,026
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.908	11/05/30	3,360,000	3,368,464
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	1,622,000	1,660,023
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.092	10/25/36	24,382,846	1,773,082
Series 2005-AR18, Class 2X IO	1.738	10/25/36	38,400,320	1,471,677
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM (P)	6.011	02/15/51	5,600,000	6,264,843
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	6,175,000	6,476,013
Series 2012-HSBC, Class XA IO (S)	1.431	07/05/32	20,100,000	2,035,326
Series 2012-PHH, Class D (P) (S)	3.422	10/15/25	1,575,000	1,583,130
Series 2013-INMZ, Class M (P) (S)	6.132	09/15/18	3,490,000	3,509,456
Series 2013-JWRZ, Class D (P) (S)	3.145	04/15/30	3,095,000	3,093,647
Series 2014-FBLU, Class D (P) (S)	2.755	12/15/28	4,830,000	4,834,531
Series 2014-FBLU, Class E (P) (S)	3.655	12/15/28	3,465,000	3,466,999
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	3,059,000	3,356,879
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.256	11/25/34	3,370,000	3,129,045
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12/25/34	3,405,557	3,439,405
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.188	02/15/46	2,403,000	2,314,156
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.782	08/25/34	4,927,080	4,865,871
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.486	05/25/35	3,083,420	2,911,307
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	5,845,000	5,893,245
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.394	12/25/45	23,104,947	2,246,861
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	1,520,000	1,504,615
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.703	03/25/44	2,961,824	2,902,380
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	2,220,000	2,326,485
Series 2012-C1, Class C (P) (S)	5.535	05/10/45	1,580,000	1,695,787
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.789	05/10/63	27,474,371	2,414,255
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	2,051,603	2,072,615
VNDO Mortgage Trust (P)(S)
Series 2013-PENN, Class D	3.947	12/13/29	4,103,000	4,074,796
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	1,810,000	1,997,290
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.468	10/25/45	101,062,729	4,800,480
Series 2005-AR19, Class A1A2 (P)	0.446	12/25/45	4,499,309	4,136,458
Series 2005-AR2, Class 2A1B (P)	0.526	01/25/45	1,705,161	1,544,988
Series 2005-AR2, Class 2A3 (P)	0.506	01/25/45	2,573,556	2,381,880
Series 2005-AR8, Class 2AB2 (P)	0.576	07/25/45	4,450,555	4,152,572
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	6,210,000	5,765,383

14

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	4,215,000	$3,484,245
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.249	11/15/45	30,109,823	3,686,737
Series 2013-C15, Class B (P)	4.486	08/15/46	1,072,000	1,095,373
Series 2013-C16, Class B (P)	4.985	09/15/46	1,800,000	1,912,257

U.S. Government Agency 3.6%				65,990,508

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	11,229,433	2,169,716
Series 3794, Class PI IO	4.500	02/15/38	2,133,710	242,809
Series 3908, Class PA	4.000	06/15/39	2,307,009	2,426,529
Series 4060, Class HC	3.000	03/15/41	5,681,878	5,833,681
Series 4065, Class QA	3.000	08/15/41	4,032,371	4,110,386
Series 4068, Class AP	3.500	06/15/40	6,216,756	6,463,803
Series 4077, Class IK IO	5.000	07/15/42	4,903,901	1,005,155
Series 4136, Class IH IO	3.500	09/15/27	16,156,026	2,100,429
Series K017, Class X1 IO	1.444	12/25/21	14,789,980	1,285,767
Series K018, Class X1 IO	1.454	01/25/22	19,750,716	1,725,284
Series K021, Class X1 IO	1.511	06/25/22	4,680,631	457,344
Series K022, Class X1 IO	1.305	07/25/22	36,454,068	3,075,885
Series K709, Class X1 IO	1.543	03/25/19	17,281,234	1,156,115
Series K710, Class X1 IO	1.782	05/25/19	14,020,415	1,105,972
Series K711, Class X1 IO	1.710	07/25/19	49,768,579	3,851,640
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	2,357,274	332,438
Series 2009-78, Class IB IO	5.000	06/25/39	3,038,822	392,688
Series 2012-118, Class IB IO	3.500	11/25/42	8,151,241	1,784,691
Series 2012-137, Class QI IO	3.000	12/25/27	16,774,122	2,372,612
Series 2012-137, Class WI IO	3.500	12/25/32	12,024,119	2,301,100
Series 2012-19, Class JA	3.500	03/25/41	7,870,639	8,189,849
Series 2012-67, Class KG	3.500	02/25/41	1,877,050	1,942,758
Series 402, Class 3 IO	4.000	11/25/39	1,778,449	315,782
Series 402, Class 4 IO	4.000	10/25/39	2,782,669	593,722
Series 402, Class 7 IO	4.500	11/25/39	2,699,463	582,726
Series 407, Class 15 IO	5.000	01/25/40	3,132,512	572,602
Series 407, Class 21 IO	5.000	01/25/39	1,575,203	238,413
Series 407, Class 7 IO	5.000	03/25/41	2,548,209	517,730
Series 407, Class 8 IO	5.000	03/25/41	1,261,468	236,730
Series 407, Class C6 IO	5.500	01/25/40	6,291,997	1,368,837
Government National Mortgage Association
Series 2012-114, Class IO	1.033	01/16/53	11,390,531	1,010,408
Series 2013-42, Class IA IO	3.500	03/20/43	16,314,052	2,737,085
Series 2013-42, Class YI IO	3.500	03/20/43	21,284,334	3,489,822

Asset Backed Securities 6.0%				111,749,595

(Cost $108,013,823)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.286	10/25/36	1,886,967	955,123
Series 2006-ASP5, Class A2C (P)	0.336	10/25/36	1,583,614	805,231
Series 2006-ASP5, Class A2D (P)	0.416	10/25/36	3,037,814	1,555,403
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.606	05/25/35	2,419,980	2,298,003
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.876	09/25/34	1,557,470	1,524,061
Series 2005-4, Class M1 (P)	0.606	10/25/35	4,810,000	4,016,754

15

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.626	05/25/35	3,070,000	$2,803,103
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.236	01/25/34	1,624,750	1,564,498
Series 2004-W6, Class M1 (P)	0.706	05/25/34	1,758,131	1,709,173
Series 2006-M2, Class A2C (P)	0.306	09/25/36	8,342,651	3,328,993
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.576	03/25/35	2,541,903	2,418,239
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.396	07/25/36	3,786,559	3,489,829
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.849	06/25/37	1,734,198	1,746,036
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	7,094,281	7,205,988
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	132,567	130,103
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02/25/35	2,967,625	3,054,066
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.816	04/25/36	2,725,562	2,681,468
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.626	05/25/36	3,245,000	3,143,999
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	6,203,150	6,681,525
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.846	11/25/35	3,350,000	3,096,606
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.921	06/25/35	2,418,957	2,380,593
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.426	10/25/35	4,724,450	4,451,523
GSAA Trust
Series 2005-10, Class M3 (P)	0.706	06/25/35	4,265,000	3,983,002
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.336	02/25/36	2,012,695	1,893,996
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.626	12/25/35	1,810,000	1,780,383
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.526	10/25/35	3,212,500	3,034,846
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.856	08/25/37	517,965	512,654
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.906	09/25/35	2,074,762	1,925,211
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.306	06/25/36	2,437,340	1,634,346
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.606	03/25/35	5,350,000	5,024,533
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.576	03/25/35	2,355,000	2,212,838
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08/25/35	2,680,000	2,593,235
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,609,853	2,793,884
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.336	05/25/36	1,266,853	1,166,332
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.456	12/25/36	6,930,000	6,546,695

16

Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (P)	1.659	02/25/35	3,441,669	$3,287,372
TAL Advantage LLC (S)
Series 2014-1A, Class A	3.510	02/22/39	2,350,000	2,351,316
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	2,224,844	2,237,326
Series 2012-2A, Class B (S)	4.500	01/20/25	4,012,100	4,056,233
Series 2012-3A, Class A (S)	2.500	03/20/25	1,826,038	1,830,183
Series 2012-3A, Class B (S)	4.500	03/20/25	537,070	543,741
Series 2013-1A, Class B (S)	3.750	08/20/25	1,313,888	1,301,152

	Shares	Value

Preferred Securities 0.8%		$15,029,255

(Cost $14,278,340)

Consumer Staples 0.1%		2,028,563

Food & Staples Retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	23,250	2,028,563

Financials 0.5%		9,568,596

Banks 0.3%
FNB Corp., 7.250%	61,350	1,650,254
Regions Financial Corp., 6.375%	102,790	2,451,542
Wells Fargo & Company, Series L, 7.500%	1,342	1,580,876

Capital Markets 0.1%
The Goldman Sachs Group, Inc., 5.500%	74,825	1,772,604

Consumer Finance 0.1%
Discover Financial Services, 6.500%	60,000	1,459,800

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%	12,000	653,520

Industrials 0.2%		3,432,096

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	31,265	2,078,185

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	27,300	1,353,911

	Shares	Value

Common Stocks 0.0%		$64,443

(Cost $38,666)

Financials 0.0%		64,443

Rescap Liquidating Trust (I)	4,957	64,443

17

Bond Fund
As of 2-28-14 (Unaudited)

	Par value	Value

Short-Term Investments 1.2%		$21,450,000

(Cost $21,450,000)

Repurchase Agreement 1.2%		21,450,000

Barclays Tri-Party Repurchase Agreement dated 2-28-14 at 0.040% to be repurchased at $20,458,068 on 3-3-14, collateralized by
$20,844,400 U.S. Treasury Note, 0.250% due 4-30-14 (valued at
$20,867,302, including interest)	$20,458,000	20,458,000
Repurchase Agreement with State Street Corp. dated 2-28-14 at
0.000% to be repurchased at $992,000 on 3-3-14, collateralized by
$1,015,000 Federal Home Loan Discount Note, 0.010% due 3-26-14
(valued at $1,014,493, including interest)	992,000	992,000

Total investments (Cost $1,768,049,089)† 98.6%		$1,822,993,409

Other assets and liabilities, net 1.4%		$25,129,726

Total net assets 100.0%	$1,848,123,135

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

USGG U.S. Generic Government Yield Index

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $488,165,180 or 26.40% of the fund's net assets as of February 28, 2014.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $1,774,102,695. Net unrealized appreciation aggregated $48,890,714, of which $70,909,230 related to appreciated investment securities and $22,018,516 related to depreciated investment securities.

18

Bond Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2-28-14	Price	Inputs	Inputs
Corporate Bonds	$903,988,444	—	$903,832,127	$156,317
U.S. Government & Agency Obligations	431,071,985	—	431,071,985	—
Foreign Government Obligations	2,486,300	—	2,486,300	—
Convertible Bonds	1,171,634	—	1,171,634	—
Term Loans	15,783,455	—	15,783,455	—
Capital Preferred Securities	26,576,994	—	26,576,994	—
Collateralized Mortgage Obligations	293,621,304	—	291,867,669	1,753,635
Asset Backed Securities	111,749,595	—	111,749,595	—
Preferred Securities	15,029,255	$9,996,527	5,032,728	—
Common Stocks	64,443	64,443	—	—
Short-Term Investments	21,450,000	—	21,450,000	—

Total Investments in Securities	$1,822,993,409	$10,060,970	$1,811,022,487	$1,909,952

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

19

Bond Fund
As of 2-28-14 (Unaudited)

Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Bond Fund.

21Q3 2/14
4/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014